Disaggregated Revenues - Schedule of Revenues Disaggregated by Service Lines (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Over time:
Total revenue	RM 83,885,403	$ 20,681,805	RM 60,293,562	RM 85,237,802
Over time [Member] | Development of new aquaculture and agriculture farms [Member]
Over time:
Total revenue			42,492,542	52,582,024
Over time [Member] | Upgrading of aquaculture and agriculture farms [Member]
Over time:
Total revenue	39,986,359	9,858,570	17,660,000	32,485,378
Over time [Member] | Rental of machinery [Member]
Over time:
Total revenue
Over time [Member] | Renovation services [Member]
Over time:
Total revenue	375,419	92,559	35,990
At point in time [Member] | Sales of industrial supplies [Member]
Over time:
Total revenue	RM 43,523,625	$ 10,730,676	RM 105,030	RM 170,400